INCOME TAXES - Reconciliation of the Statutory Income Tax Rate to Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Income before provision for income taxes	¥ 1,861,921		¥ 2,645,360	¥ 1,495,383
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax expenses at statutory tax rate	¥ 465,480		¥ 661,340	¥ 373,846
Non-deductible expenses	723			365
Research and development super deduction	(19,925)		(11,620)	(5,697)
Effect of income not taxable			(58,359)	(29,398)
Effect of tax holiday and preferential tax rate	(354,366)		(108,806)	(45,074)
Adjustment on current income tax of the prior periods	(341)		80	(9,085)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(8,234)		26,793	5,731
Withholding income tax	20,000		40,000
Change in valuation allowance	175,845		15,735	9,824
Income tax expenses	¥ 279,182	$ 38,248	¥ 565,163	¥ 300,512